Quarterly Holdings Report

for

Fidelity® Total Bond ETF

November 30, 2019

T14-QTLY-0120

1.9862234.105

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds – 37.3%

	Principal Amount	Value
COMMUNICATION SERVICES – 4.6%
Diversified Telecommunication Services – 1.5%
Altice Financing S.A.
7.50% 5/15/26 (a)	$770,000	$819,049
Altice Finco S.A. 8.125% 1/15/24 (a)	200,000	206,000
Altice France S.A.:
7.375% 5/1/26 (a)	930,000	992,775
8.125% 2/1/27 (a)	825,000	913,687
AT&T, Inc.:
2.45% 6/30/20	538,000	538,794
3.60% 2/17/23 to 7/15/25	649,000	682,163
4.30% 2/15/30	315,000	346,271
4.45% 4/1/24	29,000	31,334
4.50% 3/9/48	2,800,000	3,049,267
5.15% 11/15/46	500,000	587,100
6.30% 1/15/38	290,000	374,628
Frontier Communications Corp. 7.05% 10/1/46	336,000	147,840
Intelsat Jackson Holdings S.A. 8.50% 10/15/24 (a)	145,000	119,262
Level 3 Financing, Inc.:
5.125% 5/1/23	400,000	403,000
5.375% 1/15/24	699,000	710,359
5.625% 2/1/23	218,000	218,817
Qwest Corp. 7.25% 9/15/25	90,000	103,037
Telecom Italia Capital S.A.:
6.00% 9/30/34	265,000	283,512
6.375% 11/15/33	40,000	44,300
Telecom Italia SpA
5.303% 5/30/24 (a)	625,000	672,044
Verizon Communications, Inc.:
4.862% 8/21/46	224,000	280,155
5.012% 4/15/49	386,000	496,549
5.50% 3/16/47	830,000	1,128,166

		13,148,109

Media – 2.4%
CCO Holdings LLC / CCO Holdings Capital Corp.:
5.00% 2/1/28 (a)	200,000	210,500
5.125% 5/1/27 (a)	200,000	212,000
5.375% 5/1/25 (a)	200,000	207,000
5.50% 5/1/26 (a)	200,000	211,000
5.875% 4/1/24 to 5/1/27 (a)	2,618,000	2,736,510
Charter Communications Operating LLC / Charter Communications Operating Capital:
4.464% 7/23/22	334,000	350,424
5.375% 5/1/47	3,157,000	3,516,163
5.75% 4/1/48	406,000	470,132
6.484% 10/23/45	197,000	244,210

	Principal Amount	Value
Comcast Corp.:
3.90% 3/1/38	$71,000	$78,778
4.60% 8/15/45	181,000	219,380
4.65% 7/15/42	162,000	195,801
CSC Holdings LLC:
5.375% 7/15/23 to 2/1/28 (a)	600,000	622,000
5.50% 5/15/26 to 4/15/27 (a)	800,000	849,532
6.625% 10/15/25 (a)	790,000	840,481
7.75% 7/15/25 (a)	1,030,000	1,104,685
DISH DBS Corp. 7.75% 7/1/26	200,000	207,118
DISH Network Corp. 3.375% 8/15/26	420,000	396,113
Fox Corp.:
3.666% 1/25/22 (a)	57,000	58,844
4.03% 1/25/24 (a)	101,000	107,434
4.709% 1/25/29 (a)	145,000	164,558
5.476% 1/25/39 (a)	143,000	175,922
5.576% 1/25/49 (a)	95,000	121,061
MDC Partners, Inc. 6.50% 5/1/24 (a)	154,000	140,140
NBCUniversal Media LLC:
4.45% 1/15/43	128,000	149,438
5.95% 4/1/41	90,000	123,415
Sirius XM Radio, Inc.:
4.625% 5/15/23 to 7/15/24 (a)	1,120,000	1,160,200
5.375% 4/15/25 to 7/15/26 (a)	385,000	400,706
Telenet Finance Luxembourg Notes Sarl 5.50% 3/1/28 (a)	400,000	424,000
Time Warner Cable, Inc.:
4.00% 9/1/21	1,455,000	1,489,742
5.50% 9/1/41	16,000	17,797
5.875% 11/15/40	1,200,000	1,386,156
6.55% 5/1/37	157,000	191,819
6.75% 6/15/39	220,000	276,832
7.30% 7/1/38	211,000	270,577
Ziggo Bond Co. BV:
5.875% 1/15/25 (a)	500,000	515,000
6.00% 1/15/27 (a)	400,000	419,602
Ziggo BV 5.50% 1/15/27 (a)	895,000	947,626

		21,212,696

Wireless Telecommunication Services – 0.7%
C&W Senior Financing DAC:
6.875% 9/15/27 (a)	793,000	837,111
7.50% 10/15/26 (a)	557,000	598,079
Millicom International Cellular S.A.:
6.00% 3/15/25 (a)	325,000	336,273
6.25% 3/25/29 (a)	700,000	759,281
6.625% 10/15/26 (a)	420,000	457,537
Sprint Communications, Inc. 6.00% 11/15/22	65,000	68,413

2

Nonconvertible Bonds – continued

	Principal Amount	Value
COMMUNICATION SERVICES – continued
Wireless Telecommunication Services – continued
Sprint Corp.:
7.125% 6/15/24	$200,000	$215,500
7.875% 9/15/23	1,803,000	1,982,173
T-Mobile USA, Inc.:
5.125% 4/15/25	514,000	531,347
6.375% 3/1/25	259,000	268,713

		6,054,427

TOTAL COMMUNICATION SERVICES		40,415,232

CONSUMER DISCRETIONARY – 1.1%
Diversified Consumer Services – 0.2%
GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC 7.125% 7/31/26 (a)	420,000	441,131
Global Partners LP / GLP Finance Corp.:
7.00% 6/15/23	220,000	225,500
7.00% 8/1/27 (a)	300,000	313,570
Ingersoll-Rand Luxembourg Finance S.A. 2.625% 5/1/20	14,000	14,026
Laureate Education, Inc. 8.25% 5/1/25 (a)	388,000	419,040
Service Corp. International 5.125% 6/1/29	115,000	122,763

		1,536,030

Hotels, Restaurants & Leisure – 0.7%
1011778 BC ULC / New Red Finance, Inc. 4.25% 5/15/24 (a)	370,000	378,325
Caesars Resort Collection LLC / CRC Finco, Inc. 5.25% 10/15/25 (a)	489,000	505,362
Eldorado Resorts, Inc.:
6.00% 4/1/25 to 9/15/26	280,000	300,496
7.00% 8/1/23	82,000	85,690
GLP Capital LP / GLP Financing II, Inc. 5.25% 6/1/25	155,000	170,117
Golden Entertainment, Inc. 7.625% 4/15/26 (a)	580,000	613,350
Golden Nugget, Inc. 6.75% 10/15/24 (a)	600,000	619,500
Hilton Domestic Operating Co., Inc. 4.25% 9/1/24	340,000	345,950
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625% 4/1/25	375,000	385,312
Penn National Gaming, Inc. 5.625% 1/15/27 (a)	270,000	280,125

	Principal Amount	Value
Scientific Games International, Inc.:
5.00% 10/15/25 (a)	$45,000	$47,004
10.00% 12/1/22	296,000	303,844
Stars Group Holdings BV / Stars Group US Co-Borrower LLC 7.00% 7/15/26 (a)	794,000	857,520
Station Casinos LLC 5.00% 10/1/25 (a)	80,000	81,200
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (a)	195,000	200,850
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	95,000	100,225
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50% 3/1/25 (a)	75,000	79,969
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	720,000	730,800
5.50% 10/1/27 (a)	155,000	159,117

		6,244,756

Internet & Direct Marketing Retail – 0.1%
Zayo Group LLC / Zayo Capital, Inc.:
5.75% 1/15/27 (a)	200,000	204,000
6.375% 5/15/25	800,000	823,000

		1,027,000

Leisure Products – 0.1%
Hasbro, Inc.:
2.60% 11/19/22	248,000	248,818
3.00% 11/19/24	564,000	563,715
Mattel, Inc. 6.75% 12/31/25 (a)	175,000	183,312

		995,845

Specialty Retail – 0.0%
Sally Holdings LLC / Sally Capital, Inc. 5.625% 12/1/25	15,000	15,544

Textiles, Apparel & Luxury Goods – 0.0%
The William Carter Co. 5.625% 3/15/27 (a)	105,000	113,138

TOTAL CONSUMER DISCRETIONARY		9,932,313

CONSUMER STAPLES – 2.6%
Beverages – 0.8%
Anheuser-Busch InBev Finance, Inc. 4.90% 2/1/46	311,000	370,472
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	350,000	419,927
5.45% 1/23/39	377,000	478,122
5.55% 1/23/49	2,426,000	3,217,618
5.80% 1/23/59	930,000	1,308,960
Cott Holdings, Inc. 5.50% 4/1/25 (a)	55,000	57,613

3

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
CONSUMER STAPLES – continued
Beverages – continued
Molson Coors Brewing Co. 3.00% 7/15/26	$1,285,000	$1,292,025

		7,144,737

Food & Staples Retailing – 0.6%
CVS Health Corp.:
2.625% 8/15/24	85,000	85,684
3.00% 8/15/26	69,000	70,611
3.25% 8/15/29	159,000	161,481
4.00% 12/5/23	200,000	211,454
4.10% 3/25/25	707,000	759,203
4.30% 3/25/28	1,617,000	1,762,608
4.78% 3/25/38	1,139,000	1,293,768
5.05% 3/25/48	535,000	632,974
Walgreens Boots Alliance, Inc. 3.30% 11/18/21	34,000	34,508

		5,012,291

Food Products – 0.5%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	200,000	202,000
Conagra Brands, Inc. 3.80% 10/22/21	113,000	116,343
JBS U.S.A. LUX S.A. / JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	1,184,000	1,228,400
5.875% 7/15/24 (a)	870,000	896,970
6.75% 2/15/28 (a)	60,000	66,219
JBS U.S.A. LUX S.A. / JBS U.S.A. Finance, Inc. (Reg. S) 5.75% 6/15/25	487,000	505,263
JBS U.S.A. LUX S.A. / JBS U.S.A. Food Co. / JBS U.S.A. Finance, Inc.:
5.50% 1/15/30 (a)	255,000	271,894
6.50% 4/15/29 (a)	890,000	985,675
Post Holdings, Inc.:
5.00% 8/15/26 (a)	100,000	104,998
5.50% 3/1/25 (a)	100,000	104,875
US Foods, Inc. 5.875% 6/15/24 (a)	45,000	46,393

		4,529,030

Tobacco – 0.7%
Altria Group, Inc.:
2.625% 1/14/20	100,000	100,037
3.875% 9/16/46	703,000	667,538
4.25% 8/9/42	448,000	450,939
4.50% 5/2/43	289,000	300,430
4.80% 2/14/29	464,000	512,986
5.375% 1/31/44	532,000	603,620
5.95% 2/14/49	300,000	361,428
BAT Capital Corp. 4.54% 8/15/47	1,549,000	1,511,602

	Principal Amount	Value
Imperial Brands Finance PLC:
3.75% 7/21/22 (a)	$400,000	$411,951
4.25% 7/21/25 (a)	450,000	472,270
Reynolds American, Inc.:
3.25% 6/12/20	21,000	21,120
4.00% 6/12/22	73,000	75,956
4.45% 6/12/25	53,000	56,752
4.85% 9/15/23	220,000	237,720
5.70% 8/15/35	28,000	32,139
5.85% 8/15/45	180,000	203,539
Vector Group Ltd. 6.125% 2/1/25 (a)	377,000	360,506

		6,380,533

TOTAL CONSUMER STAPLES		23,066,591

ENERGY – 6.0%
Energy Equipment & Services – 0.4%
DCP Midstream Operating LP:
5.375% 7/15/25	385,000	410,017
5.85% 5/21/43 (a)(b)	1,714,000	1,576,880
Halliburton Co.:
3.80% 11/15/25	63,000	66,411
4.85% 11/15/35	55,000	61,014
Nabors Industries, Inc. 5.50% 1/15/23	75,000	66,000
Noble Holding International Ltd. 7.875% 2/1/26 (a)	105,000	65,888
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.:
5.50% 8/15/22	20,000	17,300
5.75% 4/15/25	530,000	400,150
USA Compression Partners LP / USA Compression Finance Corp.:
6.875% 4/1/26	305,000	313,387
6.875% 9/1/27 (a)	50,000	51,140
Valaris PLC 4.50% 10/1/24	340,000	154,700
Weatherford International LLC 9.875% 3/1/25	125,000	32,500
Weatherford International Ltd.:
6.50% 8/1/36	180,000	46,350
9.875% 2/15/24	180,000	46,800

		3,308,537

Oil, Gas & Consumable Fuels – 5.6%
Archrock Partners LP / Archrock Partners Finance Corp. 6.875% 4/1/27 (a)	95,000	97,812
California Resources Corp. 8.00% 12/15/22 (a)	759,000	212,520
Canadian Natural Resources Ltd. 5.85% 2/1/35	90,000	109,909

4

Nonconvertible Bonds – continued

	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Cenovus Energy, Inc.:
4.25% 4/15/27	$367,000	$385,361
5.40% 6/15/47	0.00	0
6.75% 11/15/39	411,000	509,274
Cheniere Corpus Christi Holdings LLC:
5.875% 3/31/25	400,000	447,080
7.00% 6/30/24	445,000	510,566
Cheniere Energy Partners LP:
5.25% 10/1/25	604,000	622,120
5.625% 10/1/26	484,000	509,400
Chesapeake Energy Corp. 8.00% 1/15/25 to 6/15/27	1,070,000	524,338
Citgo Holding, Inc. 9.25% 8/1/24 (a)	95,000	99,631
CITGO Petroleum Corp. 6.25% 8/15/22 (a)	253,000	255,846
Columbia Pipeline Group, Inc.:
3.30% 6/1/20	99,000	99,489
4.50% 6/1/25	30,000	32,605
Comstock Resources, Inc. 9.75% 8/15/26	220,000	181,500
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.:
5.75% 4/1/25	80,000	80,424
6.25% 4/1/23	560,000	561,400
CVR Refining LLC / Coffeyville Finance, Inc. 6.50% 11/1/22	70,000	70,875
Denbury Resources, Inc.:
7.75% 2/15/24 (a)	305,000	226,844
9.25% 3/31/22 (a)	650,000	537,875
Empresa Nacional del Petroleo 4.375% 10/30/24 (a)	200,000	210,063
Enbridge Energy Partners LP 4.375% 10/15/20	69,000	70,202
Enbridge, Inc.:
4.00% 10/1/23	283,000	299,244
4.25% 12/1/26	66,000	71,943
Encana Corp.:
5.15% 11/15/41	780,000	779,527
6.625% 8/15/37	185,000	219,565
7.375% 11/1/31	290,000	354,492
8.125% 9/15/30	574,000	731,574
Energy Transfer Operating LP:
4.20% 9/15/23	72,000	75,298
4.25% 3/15/23	102,000	106,032
4.50% 4/15/24	98,000	103,612
4.95% 6/15/28	246,000	264,669
5.25% 4/15/29	160,000	176,589

	Principal Amount	Value
5.80% 6/15/38	$137,000	$154,657
6.00% 6/15/48	339,000	386,716
6.25% 4/15/49	109,000	128,821
Energy Transfer Partners LP / Regency Energy Finance Corp. 5.875% 3/1/22	200,000	212,371
Enterprise Products Operating LLC 3.70% 2/15/26	90,000	95,485
EP Energy LLC / Everest Acquisition Finance, Inc. 7.75% 5/15/26 (a)	110,000	73,700
EQT Corp. 3.90% 10/1/27	500,000	435,720
Hess Corp.:
5.60% 2/15/41	171,000	194,918
5.80% 4/1/47	360,000	427,070
7.125% 3/15/33	110,000	138,044
7.30% 8/15/31	108,000	135,621
7.875% 10/1/29	303,000	389,237
Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp. 5.625% 2/15/26 (a)	455,000	473,200
Hess Midstream Partners LP 5.125% 6/15/28 (a)(c)	130,000	131,495
Hilcorp Energy I LP / Hilcorp Finance Co. 5.00% 12/1/24 (a)	240,000	213,694
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	40,000	36,300
Jonah Energy LLC / Jonah Energy Finance Corp. 7.25% 10/15/25 (a)	170,000	49,300
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	190,000	195,417
3.50% 3/1/21	60,000	60,831
5.00% 10/1/21	69,000	71,949
5.50% 3/1/44	287,000	328,772
6.55% 9/15/40	13,000	16,243
Kinder Morgan, Inc.:
5.00% 2/15/21 (a)	74,000	76,270
5.05% 2/15/46	34,000	37,677
5.55% 6/1/45	193,000	226,753
MEG Energy Corp. 7.00% 3/31/24 (a)	210,000	205,931
MPLX LP:
3 Month U.S. LIBOR + 1.900% 3.002% 9/9/21 (b)(d)	180,000	180,610
3 month U.S. LIBOR + 1.100% 3.202% 9/9/22 (b)(d)	271,000	271,959
4.50% 7/15/23	133,000	140,992
4.80% 2/15/29	83,000	89,867
4.875% 12/1/24	160,000	173,109

5

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
5.50% 2/15/49	$249,000	$274,181
Occidental Petroleum Corp.:
2.60% 8/13/21	170,000	170,839
2.70% 8/15/22	151,000	152,251
2.90% 8/15/24	498,000	500,343
3.20% 8/15/26	67,000	67,392
3.50% 8/15/29	1,211,000	1,222,877
4.10% 2/15/47	1,000,000	952,949
4.30% 8/15/39	31,000	31,364
4.40% 8/15/49	31,000	31,480
4.50% 7/15/44	514,000	512,851
4.85% 3/15/21	47,000	48,450
5.55% 3/15/26	941,000	1,066,601
6.20% 3/15/40	150,000	178,243
6.45% 9/15/36	338,000	410,998
6.60% 3/15/46	216,000	277,186
7.50% 5/1/31	309,000	403,045
Parsley Energy LLC / Parsley Finance Corp.:
5.25% 8/15/25 (a)	165,000	167,528
5.375% 1/15/25 (a)	55,000	56,236
6.25% 6/1/24 (a)	200,000	207,500
PBF Holding Co. LLC / PBF Finance Corp. 7.00% 11/15/23	200,000	207,810
Petrobras Global Finance BV:
5.093% 1/15/30 (a)	1,118,000	1,167,751
6.90% 3/19/49	1,300,000	1,488,151
7.25% 3/17/44	1,450,000	1,735,016
Petroleos Mexicanos:
4.50% 1/23/26	200,000	195,880
5.625% 1/23/46	772,000	681,773
6.35% 2/12/48	5,500,000	5,189,422
6.49% 1/23/27(a)	435,000	457,838
6.50% 3/13/27	594,000	621,614
6.75% 9/21/47	1,870,000	1,844,287
6.84% 1/23/30 (a)	2,278,000	2,388,483
7.69% 1/23/50 (a)	1,149,000	1,231,728
Plains All American Pipeline LP / PAA Finance Corp.:
3.55% 12/15/29	2,666,000	2,570,339
3.60% 11/1/24	139,000	141,834
Range Resources Corp.:
4.875% 5/15/25	210,000	171,150
5.00% 3/15/23	95,000	82,531
Sanchez Energy Corp. 7.25% 2/15/23 (a)	300,000	195,000
SemGroup Corp. 6.375% 3/15/25	205,000	213,713

	Principal Amount	Value
SemGroup Corp. / Rose Rock Finance Corp. 5.625% 7/15/22 to 11/15/23	$710,000	$724,375
Southwestern Energy Co. 7.50% 4/1/26	30,000	26,288
Sunoco Logistics Partners Operations LP 5.40% 10/1/47	577,000	607,592
Sunoco LP / Sunoco Finance Corp.:
4.875% 1/15/23	265,000	270,963
5.50% 2/15/26	405,000	418,669
Targa Resources Partners LP / Targa Resources Partners Finance Corp.:
4.25% 11/15/23	300,000	302,625
5.125% 2/1/25	519,000	533,221
5.375% 2/1/27	105,000	106,838
5.875% 4/15/26	105,000	110,481
6.50% 7/15/27 (a)	200,000	213,313
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	25,000	25,427
5.00% 1/31/28 (a)	35,000	36,378
The Williams Cos., Inc.:
3.60% 3/15/22	103,000	105,721
3.70% 1/15/23	1,028,000	1,061,291
3.90% 1/15/25	521,000	543,044
4.00% 11/15/21 to 9/15/25	288,000	300,901
4.50% 11/15/23	51,000	54,210
Viper Energy Partners LP 5.375% 11/1/27 (a)	300,000	311,988
Western Midstream Operating LP:
3.95% 6/1/25	108,000	106,049
4.50% 3/1/28	300,000	287,653
4.65% 7/1/26	96,000	95,734
4.75% 8/15/28	80,000	77,566
5.375% 6/1/21	795,000	818,521

		49,745,890

TOTAL ENERGY		53,054,427

FINANCIALS – 13.2%
Banks – 5.2%
Bank of America Corp.:
3.004% 12/20/23 (b)	1,505,000	1,537,077
3.419% 12/20/28 (b)	3,244,000	3,401,140
3.50% 4/19/26	227,000	240,953
3.864% 7/23/24 (b)	250,000	263,379
3.95% 4/21/25	229,000	243,466
4.20% 8/26/24	160,000	171,442
4.25% 10/22/26	2,295,000	2,508,992
4.45% 3/3/26	118,000	129,543
6.10% (b)(e)	204,000	227,168
Barclays PLC:
4.375% 1/12/26	200,000	214,477
5.088% 6/20/30 (b)	2,043,000	2,228,296

6

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Banks – continued
5.20% 5/12/26	$429,000	$466,289
Capital One N.A. 2.15% 9/6/22	443,000	442,154
CIT Group, Inc. 6.125% 3/9/28	174,000	204,450
Citigroup, Inc.:
2.40% 2/18/20	693,000	693,675
3.142% 1/24/23 (b)	274,000	278,997
3.352% 4/24/25 (b)	499,000	517,297
3.875% 3/26/25	285,000	300,998
4.00% 8/5/24	115,000	122,910
4.30% 11/20/26	4,502,000	4,902,960
4.40% 6/10/25	1,192,000	1,287,629
4.45% 9/29/27	650,000	715,397
5.50% 9/13/25	800,000	914,595
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	297,000	298,639
Credit Suisse Group AG 2.593% 9/11/25 (a)(b)	1,207,000	1,205,042
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	250,000	250,594
3.75% 3/26/25	250,000	263,708
3.80% 6/9/23	906,000	946,929
4.55% 4/17/26	250,000	277,756
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	200,000	208,061
5.71% 1/15/26 (a)	1,065,000	1,136,548
JPMorgan Chase & Co.:
2.739% 10/15/30 (b)	2,500,000	2,494,218
2.95% 10/1/26	2,501,000	2,580,214
3.797% 7/23/24 (b)	75,000	78,895
3.875% 9/10/24	190,000	201,932
4.125% 12/15/26	415,000	453,941
4.452% 12/5/29 (b)	2,270,000	2,571,668
Regions Financial Corp.
3.20% 2/8/21	81,000	81,972
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	1,000,000	1,076,899
6.00% 12/19/23	500,000	553,279
6.10% 6/10/23	5,400,000	5,916,058
6.125% 12/15/22	1,488,000	1,615,093
Synchrony Bank 3.65% 5/24/21	289,000	294,231
UniCredit SpA 6.572% 1/14/22 (a)	434,000	465,259
Westpac Banking Corp. 4.11% 7/24/34 (b)(d)	405,000	419,807

		45,404,027

	Principal Amount	Value
Capital Markets – 2.5%
Affiliated Managers Group, Inc.:
3.50% 8/1/25	$81,000	$84,453
4.25% 2/15/24	138,000	147,211
Ares Capital Corp. 4.20% 6/10/24	896,000	928,343
Credit Suisse Group AG:
3.869% 1/12/29 (a)(b)	250,000	267,252
4.207% 6/12/24 (a)(b)	850,000	896,774
Morgan Stanley:
3.125% 7/27/26	2,662,000	2,758,909
3.70% 10/23/24	86,000	91,083
3.737% 4/24/24 (b)	407,000	425,574
4.35% 9/8/26	2,391,000	2,616,137
4.431% 1/23/30 (b)	357,000	402,634
4.875% 11/1/22	487,000	522,145
5.00% 11/24/25	2,119,000	2,385,249
The Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	100,000	101,146
3.20% 2/23/23	1,589,000	1,634,347
3.691% 6/5/28 (b)	1,119,000	1,186,249
3.75% 5/22/25	200,000	211,480
3.814% 4/23/29 (b)	1,185,000	1,267,931
4.25% 10/21/25	554,000	598,191
6.75% 10/1/37	4,184,000	5,755,824

		22,280,932

Consumer Finance – 2.3%
Ally Financial, Inc.:
3.875% 5/21/24	130,000	135,092
4.125% 2/13/22	130,000	133,677
5.75% 11/20/25	864,000	951,480
8.00% 11/1/31 to 11/1/31	344,000	472,749
Capital One Financial Corp. 3.80% 1/31/28	463,000	491,166
Discover Bank 4.682% 8/9/28 (b)	1,750,000	1,835,785
Discover Financial Services:
3.75% 3/4/25	586,000	618,624
3.85% 11/21/22	1,119,000	1,172,386
4.10% 2/9/27	253,000	271,243
4.50% 1/30/26	377,000	411,733
Ford Motor Credit Co. LLC:
4.063% 11/1/24	2,533,000	2,545,934
5.085% 1/7/21	228,000	233,206
5.584% 3/18/24	528,000	564,996
5.596% 1/7/22	1,722,000	1,810,940
5.875% 8/2/21	1,350,000	1,413,429
Navient Corp.:
5.50% 1/25/23	644,000	678,615
5.875% 10/25/24	15,000	15,975
6.125% 3/25/24	50,000	53,375
6.50% 6/15/22	215,000	233,172

7

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Consumer Finance – continued
6.625% 7/26/21	$170,000	$180,202
6.75% 6/15/26	110,000	117,709
7.25% 1/25/22 to 9/25/23	410,000	454,600
Quicken Loans, Inc. 5.25% 1/15/28 (a)	290,000	302,602
Springleaf Finance Corp. 6.875% 3/15/25	515,000	588,145
Synchrony Financial:
2.85% 7/25/22	167,000	168,618
3.95% 12/1/27	1,684,000	1,758,364
4.375% 3/19/24	1,444,000	1,530,069
5.15% 3/19/29	1,269,000	1,428,978

		20,572,864

Diversified Financial Services – 2.0%
AerCap Global Aviation Trust 6.50% 6/15/45 (a)(b)	645,000	707,888
AerCap Holdings N.V. 5.875% 10/10/79 (b)	510,000	541,855
AerCap Ireland Capital DAC / AerCap Global Aviation Trust:
2.875% 8/14/24	666,000	671,280
4.125% 7/3/23	255,000	268,599
4.45% 12/16/21 to 4/3/26	505,000	535,375
4.50% 5/15/21	260,000	268,549
4.875% 1/16/24	438,000	474,903
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	148,000	151,236
3.95% 7/1/24 (a)	196,000	203,232
4.375% 5/1/26 (a)	244,000	257,396
5.125% 10/1/23 (a)	686,000	737,381
5.25% 5/15/24 (a)	584,000	634,574
5.50% 1/15/23 (a)	130,000	139,763
Deutsche Bank AG:
3.15% 1/22/21	372,000	372,499
3.30% 11/16/22	247,000	248,199
4.50% 4/1/25	1,000,000	970,639
5.00% 2/14/22	732,000	761,513
General Motors Financial Co., Inc.:
3.15% 1/15/20	75,000	75,026
4.00% 1/15/25	50,000	51,817
4.20% 3/1/21	138,000	140,910
4.25% 5/15/23	5,000	5,242
4.35% 4/9/25	1,767,000	1,861,545
Icahn Enterprises LP / Icahn Enterprises Finance Corp.:
5.875% 2/1/22	740,000	744,240
6.25% 5/15/26	380,000	404,225
6.75% 2/1/24	1,305,000	1,357,200
Intercontinental Exchange, Inc. 2.75% 12/1/20	43,000	43,357

	Principal Amount	Value
Moody’s Corp.:
3.25% 1/15/28	$108,000	$113,674
4.875% 2/15/24	101,000	111,311
Park Aerospace Holdings Ltd.:
4.50% 3/15/23 (a)	45,000	47,124
5.25% 8/15/22 (a)	120,000	127,452
5.50% 2/15/24 (a)	2,434,000	2,663,770
Pine Street Trust I 4.572% 2/15/29 (a)	514,000	551,170
Pine Street Trust II 5.568% 2/15/49 (a)	800,000	893,873
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75% 6/1/25 (a)	218,000	224,540
UBS Group Funding Switzerland AG 4.125% 9/24/25 (a)	200,000	216,830

		17,578,187

Insurance – 1.2%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/27 (a)	650,000	687,375
American International Group, Inc. 3.30% 3/1/21	69,000	70,014
AmWINS Group, Inc. 7.75% 7/1/26 (a)	250,000	270,313
AXA Equitable Holdings, Inc.:
3.90% 4/20/23	63,000	65,983
4.35% 4/20/28	1,100,000	1,181,791
Hartford Financial Services Group, Inc. 4.30% 4/15/43	604,000	672,716
HUB International Ltd. 7.00% 5/1/26 (a)	300,000	307,500
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	130,000	146,430
Marsh & McLennan Cos., Inc.:
4.375% 3/15/29	310,000	351,113
4.75% 3/15/39	142,000	174,039
4.90% 3/15/49	283,000	358,821
Metropolitan Life Global Funding I 2.05% 5/28/21 (a)(b)(d)	2,772,000	2,777,842
Nuveen Finance LLC 4.125% 11/1/24 (a)	21,000	22,665
Pacific LifeCorp. 5.125% 1/30/43 (a)	554,000	654,594
Swiss Re Finance Luxembourg S.A. 5.00% 4/2/49 (a)(b)	200,000	221,000
Teachers Insurance & Annuity Association of America 4.90% 9/15/44 (a)	322,000	403,651
Unum Group:
3.875% 11/5/25	349,000	367,270
4.00% 3/15/24 to 6/15/29	931,000	977,044

8

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Insurance – continued
USIS, Inc. 6.875% 5/1/25 (a)	$230,000	$231,150
Voya Financial, Inc. 3.125% 7/15/24	130,000	133,856

		10,075,167

TOTAL FINANCIALS		115,911,177

HEALTH CARE – 2.2%
Health Care Equipment & Supplies – 0.1%
Hologic, Inc. 4.625% 2/1/28 (a)	500,000	527,500
Teleflex, Inc. 4.875% 6/1/26	85,000	88,825

		616,325

Health Care Providers & Services – 1.5%
Centene Corp.:
4.25% 12/15/27 (a)(c)	845,000	869,294
4.625% 12/15/29 (a)(c)	1,145,000	1,200,819
4.75% 1/15/25 (a)(c)	585,000	607,745
CHS / Community Health Systems, Inc.:
6.25% 3/31/23	1,610,000	1,589,875
8.00% 3/15/26 (a)	110,000	109,862
8.625% 1/15/24 (a)	80,000	82,400
Cigna Corp.:
3.75% 7/15/23	345,000	360,675
4.125% 11/15/25	1,120,000	1,208,503
4.375% 10/15/28	1,245,000	1,381,077
4.80% 8/15/38	268,000	310,075
4.90% 12/15/48	268,000	317,462
HCA, Inc.:
4.75% 5/1/23	5,000	5,343
5.375% 2/1/25	888,000	981,240
MPH Acquisition Holdings LLC 7.125% 6/1/24 (a)	600,000	544,500
Sabra Health Care LP 5.125% 8/15/26	195,000	209,808
Tenet Healthcare Corp.:
4.625% 7/15/24	1,110,000	1,148,850
6.25% 2/1/27 (a)	100,000	107,000
6.75% 6/15/23	255,000	275,400
7.00% 8/1/25	145,000	152,431
8.125% 4/1/22	574,000	627,095
The Toledo Hospital:
5.325% 11/15/28	154,000	165,652
6.015% 11/15/48	307,000	349,072
Vizient, Inc.
6.25% 5/15/27 (a)	20,000	21,650

	Principal Amount	Value
WellCare Health Plans, Inc. 5.375% 8/15/26 (a)	$953,000	$1,014,945

\		13,640,773

Life Sciences Tools & Services – 0.1%
IQVIA, Inc. 5.00% 5/15/27 (a)	530,000	556,500

Pharmaceuticals – 0.5%
Allergan Funding SCS 3.45% 3/15/22	971,000	992,136
Bausch Health Americas, Inc. 9.25% 4/1/26 (a)	90,000	103,024
Bausch Health Cos., Inc.:
5.50% 3/1/23 to 11/1/25 (a)	220,000	229,150
6.50% 3/15/22 (a)	130,000	133,412
7.00% 3/15/24 (a)	814,000	851,647
Bausch Health Cos., Inc. (Reg. S) 6.125% 4/15/25	279,000	290,152
Catalent Pharma Solutions, Inc. 4.875% 1/15/26 (a)	85,000	87,656
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (a)	30,000	30,225
5.50% 4/1/26 (a)	85,000	90,525
Elanco Animal Health, Inc.:
3.912% 8/27/21	69,000	70,755
4.272% 8/28/23	219,000	229,276
4.90% 8/28/28	92,000	99,481
Mylan N.V.:
3.15% 6/15/21	627,000	634,188
3.95% 6/15/26	90,000	93,604
Mylan, Inc. 4.55% 4/15/28	150,000	160,896
Teva Pharmaceutical Finance Netherlands III BV 2.20% 7/21/21	36,000	34,803
Zoetis, Inc. 3.25% 2/1/23	100,000	102,902

		4,233,832

TOTAL HEALTH CARE		19,047,430

INDUSTRIALS – 1.0%
Aerospace & Defense – 0.4%
BBA US Holdings, Inc. 5.375% 5/1/26 (a)	305,000	320,701
Bombardier, Inc.:
6.00% 10/15/22 (a)	115,000	115,287
6.125% 1/15/23 (a)	880,000	892,241
7.50% 12/1/24 (a)	330,000	339,075
7.875% 4/15/27 (a)	395,000	397,354
TransDigm, Inc.: 6.25% 3/15/26 (a)	285,000	306,019

9

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
INDUSTRIALS – continued
Aerospace & Defense – continued
6.50% 7/15/24	$1,015,000	$1,046,719

		3,417,396

Commercial Services & Supplies – 0.2%
APX Group, Inc.:
7.625% 9/1/23	307,000	267,858
7.875% 12/1/22	140,000	139,125
8.75% 12/1/20	87,000	85,151
Aramark Services, Inc. 5.00% 4/1/25 (a)	300,000	313,125
IAA, Inc. 5.50% 6/15/27 (a)	500,000	525,802
Nielsen Finance LLC / Nielsen Finance Co. 5.00% 4/15/22 (a)	270,000	271,688
The ADT Corp. 4.875% 7/15/32 (a)	185,000	160,950

		1,763,699

Construction & Engineering – 0.1%
AECOM:
5.125% 3/15/27	536,000	570,840
5.875% 10/15/24	410,000	447,925
Brand Industrial Services, Inc. 8.50% 7/15/25 (a)	135,000	131,625
frontdoor, Inc. 6.75% 8/15/26 (a)	75,000	81,930

		1,232,320

Machinery – 0.0%
BWX Technologies, Inc. 5.375% 7/15/26 (a)	380,000	400,900
Trading Companies & Distributors – 0.3%
Air Lease Corp.:
2.125% 1/15/20	322,000	321,981
2.25% 1/15/23	149,000	148,436
3.375% 6/1/21	72,000	73,143
3.75% 2/1/22	51,000	52,431
3.875% 7/3/23	469,000	490,654
4.25% 2/1/24 to 9/15/24	594,000	635,119
4.75% 3/1/20	125,000	125,771
Fly Leasing Ltd. 5.25% 10/15/24	250,000	257,813
FLY Leasing Ltd. 6.375% 10/15/21	100,000	101,750

		2,207,098

TOTAL INDUSTRIALS		9,021,413

	Principal Amount	Value
INFORMATION TECHNOLOGY – 1.1%
Communications Equipment – 0.1%
Radiate Holdco LLC / Radiate Finance, Inc. 6.625% 2/15/25 (a)	$654,000	$660,540

Electronic Equipment, Instruments & Components – 0.1%
TTM Technologies, Inc. 5.625% 10/1/25 (a)	1,010,000	1,030,200

IT Services – 0.1%
Banff Merger Sub, Inc. 9.75% 9/1/26 (a)	425,000	398,331
Camelot Finance S.A. 4.50% 11/1/26 (a)	250,000	254,738
Fair Isaac Corp. 5.25% 5/15/26 (a)	110,000	119,900

		772,969

Semiconductors & Semiconductor Equipment – 0.0%
Qorvo, Inc. 5.50% 7/15/26	290,000	308,487

Software – 0.6%
Ascend Learning LLC 6.875% 8/1/25 to 8/1/25 (a)	285,000	299,513
CDK Global, Inc.:
5.25% 5/15/29 (a)	35,000	37,105
5.875% 6/15/26	370,000	395,438
IQVIA, Inc. 5.00% 10/15/26 (a)	400,000	420,000
MSCI, Inc. 4.75% 8/1/26 (a)	115,000	120,750
NortonLifeLock, Inc. 5.00% 4/15/25 (a)	869,000	877,498
Nuance Communications, Inc. 5.625% 12/15/26	130,000	138,125
Open Text Corp. 5.875% 6/1/26 (a)	375,000	399,199
Rackspace Hosting, Inc. 8.625% 11/15/24 (a)	425,000	411,187
Solera LLC / Solera Finance, Inc. 10.50% 3/1/24 (a)	838,000	872,567
Sophia LP / Sophia Finance, Inc. 9.00% 9/30/23 (a)	300,000	308,250
SS&C Technologies, Inc. 5.50% 9/30/27 (a)	290,000	310,286
The Nielsen Co. Luxembourg Sarl 5.00% 2/1/25 (a)	766,000	768,872

		5,358,790

Technology Hardware, Storage & Peripherals – 0.2%
Dell International LLC / EMC Corp.: 5.45% 6/15/23 (a)	300,000	325,116

10

Nonconvertible Bonds – continued

	Principal Amount	Value
INFORMATION TECHNOLOGY – continued
Technology Hardware, Storage & Peripherals – continued
6.02% 6/15/26 (a)	$1,122,000	$1,282,119

		1,607,235

TOTAL INFORMATION TECHNOLOGY		9,738,221

MATERIALS – 1.0%
Chemicals – 0.3%
Consolidated Energy Finance S.A.:
3 Month U.S. LIBOR + 3.750% 5.869% 6/15/22 (a)(b)(d)	200,000	198,010
6.50% 5/15/26 (a)	145,000	134,850
Element Solutions, Inc. 5.875% 12/1/25 (a)	235,000	244,400
Nufarm Australia Ltd. / Nufarm Americas, Inc. 5.75% 4/30/26 (a)	375,000	367,500
Nutrien Ltd.:
4.20% 4/1/29	54,000	59,198
5.00% 4/1/49	94,000	110,151
OCI N.V. 6.625% 4/15/23 (a)	125,000	130,312
The Chemours Co.:
5.375% 5/15/27	439,000	368,760
6.625% 5/15/23	400,000	394,000
7.00% 5/15/25	350,000	323,750
TPC Group, Inc. 10.50% 8/1/24 (a)	55,000	55,275
Valvoline, Inc.:
4.375% 8/15/25	290,000	296,525
5.50% 7/15/24	70,000	72,875
W.R. Grace & Co.-Conn. 5.625% 10/1/24 (a)	100,000	108,750

		2,864,356

Containers & Packaging – 0.5%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.:
5.25% 8/15/27 (a)	400,000	411,500
6.00% 2/15/25 (a)	740,000	777,000
Berry Global, Inc. 4.875% 7/15/26 (a)	170,000	177,862
Crown Americas LLC / Crown Americas Capital Corp. V 4.25% 9/30/26	45,000	46,575
Crown Americas LLC / Crown Americas Capital Corp. VI 4.75% 2/1/26	565,000	592,544
Crown Cork & Seal Co., Inc. 7.375% 12/15/26	35,000	41,563
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (a)	582,000	554,355
7.875% 7/15/26 (a)	160,000	152,800

	Principal Amount	Value
OI European Group BV 4.00% 3/15/23 (a)	$400,000	$399,000
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	100,000	101,250
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (a)	300,000	306,750
7.00% 7/15/24 (a)	125,000	129,375
Silgan Holdings, Inc. 4.75% 3/15/25	95,000	97,137
Trivium Packaging Finance BV:
5.50% 8/15/26 (a)	350,000	367,505
8.50% 8/15/27 (a)	55,000	59,813

		4,215,029

Metals & Mining – 0.2%
Advanced Drainage Systems, Inc. 5.00% 9/30/27 (a)	360,000	369,000
BHP Billiton Finance (USA) Ltd. 6.75% 10/19/75 (a)(b)	200,000	234,310
Corp. Nacional del Cobre de Chile 4.50% 8/1/47 (a)	200,000	219,938
First Quantum Minerals Ltd. 6.50% 3/1/24 (a)	200,000	193,875
Freeport-McMoRan, Inc. 3.55% 3/1/22	305,000	306,525

		1,323,648

TOTAL MATERIALS		8,403,033

REAL ESTATE – 3.2%
Equity Real Estate Investment Trusts (REITs) – 2.0%
American Tower Corp. 2.80% 6/1/20	100,000	100,308
Boston Properties LP 4.50% 12/1/28	295,000	335,423
Brixmor Operating Partnership LP:
3.25% 9/15/23	194,000	200,752
3.85% 2/1/25	710,000	743,690
3.875% 8/15/22	296,000	308,276
4.125% 6/15/26 to 5/15/29	1,389,000	1,489,068
CoreCivic, Inc.:
4.125% 4/1/20	90,000	90,045
4.625% 5/1/23	238,000	232,347
5.00% 10/15/22	165,000	164,794
Digital Realty Trust LP:
3.95% 7/1/22	412,000	429,273
4.75% 10/1/25	317,000	351,634
Duke Realty LP 3.75% 12/1/24	18,000	19,057
HCP, Inc.:
3.25% 7/15/26	59,000	61,301
3.50% 7/15/29	68,000	71,159

11

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
3.875% 8/15/24	$195,000	$207,889
4.00% 6/1/25	971,000	1,045,209
Healthcare Trust of America Holdings LP:
3.10% 2/15/30	149,000	148,181
3.50% 8/1/26	155,000	161,565
Hudson Pacific Properties LP 4.65% 4/1/29	1,406,000	1,549,359
Lexington Realty Trust 4.40% 6/15/24	458,000	477,675
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc. 5.625% 5/1/24	400,000	440,000
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.:
4.50% 9/1/26	826,000	869,365
5.75% 2/1/27 (a)	60,000	67,200
MPT Operating Partnership LP / MPT Finance Corp.:
5.00% 10/15/27	400,000	420,000
5.25% 8/1/26	380,000	403,830
5.50% 5/1/24	90,000	92,475
6.375% 3/1/24	514,000	537,608
Omega Healthcare Investors, Inc.:
3.625% 10/1/29	676,000	677,755
4.375% 8/1/23	668,000	710,633
4.50% 1/15/25 to 4/1/27	2,216,000	2,388,141
4.75% 1/15/28	283,000	310,055
4.95% 4/1/24	600,000	648,115
Regency Centers Corp.
3.75% 11/15/22	190,000	197,159
Retail Opportunity Investments Partnership LP 4.00% 12/15/24	11,000	11,225
SBA Tower Trust 2.836% 1/15/25 (a)	699,000	707,023
SITE Centers Corp.:
3.625% 2/1/25	39,000	40,161
4.25% 2/1/26	287,000	303,608
Starwood Property Trust, Inc.
4.75% 3/15/25	35,000	36,400
STORE Capital Corp.
4.625% 3/15/29	149,000	165,490
The GEO Group, Inc.:
5.875% 10/15/24	55,000	46,063
6.00% 4/15/26	90,000	71,325
VICI Properties LP / VICI Note Co., Inc. 4.25% 12/1/26 (a)	205,000	209,100

	Principal Amount	Value
WP Carey, Inc. 3.85% 7/15/29	$129,000	$136,295

		17,676,031

Real Estate Management & Development – 1.2%
Brandywine Operating Partnership LP:
3.95% 11/15/27	247,000	259,930
4.10% 10/1/24	1,285,000	1,357,936
4.55% 10/1/29	151,000	164,989
Corporate Office Properties LP:
5.00% 7/1/25	667,000	718,185
5.25% 2/15/24	1,229,000	1,317,878
Liberty Property LP:
3.75% 4/1/25	50,000	53,471
4.125% 6/15/22	487,000	508,622
Mack-Cali Realty LP 3.15% 5/15/23	482,000	474,004
Tanger Properties LP:
3.125% 9/1/26	1,133,000	1,115,751
3.75% 12/1/24	81,000	82,652
3.875% 12/1/23	1,470,000	1,512,847
The Howard Hughes Corp. 5.375% 3/15/25 (a)	400,000	419,672
Ventas Realty LP:
3.00% 1/15/30	906,000	899,818
3.125% 6/15/23	38,000	38,993
3.50% 2/1/25	500,000	520,752
3.75% 5/1/24	201,000	211,587
4.00% 3/1/28	130,000	140,046
4.125% 1/15/26	34,000	36,572
WP Carey, Inc.:
4.00% 2/1/25	182,000	191,255
4.60% 4/1/24	653,000	698,983

		10,723,943

TOTAL REAL ESTATE		28,399,974

UTILITIES – 1.3%
Electric Utilities – 0.8%
Cleco Corporate Holdings LLC 3.375% 9/15/29 (a)	2,394,000	2,388,713
Emera US Finance LP:
2.70% 6/15/21	36,000	36,261
3.55% 6/15/26	57,000	59,443
Exelon Corp. 2.85% 6/15/20	487,000	488,776
FirstEnergy Corp.:
4.25% 3/15/23	1,206,000	1,271,210
7.375% 11/15/31	487,000	682,427
InterGen N.V. 7.00% 6/30/23 (a)	235,000	227,950
IPALCO Enterprises, Inc.:
3.45% 7/15/20	154,000	154,875
3.70% 9/1/24	100,000	103,893

12

Nonconvertible Bonds – continued

	Principal Amount	Value
UTILITIES – continued
Electric Utilities – continued
NextEra Energy Operating Partners LP
4.25% 9/15/24 (a)	$290,000	$297,975
NSG Holdings LLC / NSG Holdings, Inc.
7.75% 12/15/25 (a)	174,222	189,031
The Cleveland Electric Illuminating Co.
5.95% 12/15/36	146,000	186,828
Vistra Operations Co. LLC:
5.00% 7/31/27 (a)	365,000	379,144
5.50% 9/1/26 (a)	855,000	899,887

		7,366,413

Independent Power and Renewable Electricity Producers – 0.1%
Clearway Energy Operating LLC 5.75% 10/15/25	70,000	73,500
NRG Energy, Inc.:
5.25% 6/15/29 (a)	155,000	166,129
5.75% 1/15/28	100,000	108,000
The AES Corp.:
4.875% 5/15/23	537,000	546,398
5.50% 4/15/25	205,000	212,421

		1,106,448

Multi-Utilities – 0.4%
Dominion Energy, Inc.
4.404% 9/30/66 (b)	22,000	20,213
Edison International
5.75% 6/15/27	1,400,000	1,538,293
LBC Tank Terminals Holding Netherlands BV
6.875% 5/15/23 (a)	175,000	176,386
NiSource, Inc.
2.95% 9/1/29	946,000	946,321
Sempra Energy
6.00% 10/15/39	106,000	137,562
Talen Energy Supply LLC
10.50% 1/15/26 (a)	354,000	300,312

		3,119,087

TOTAL UTILITIES		11,591,948

TOTAL NONCONVERTIBLE BONDS (Cost $315,766,401)		328,581,759

U.S. Treasury Obligations – 36.0%
U.S. Treasury Bonds:
2.75% 11/15/47	478,300	532,296
2.875% 5/15/49	4,040,000	4,626,427
3.00% 2/15/49	23,513,400	27,528,129
U.S. Treasury Inflation Indexed Bonds:
0.875% 2/15/47	4,211,868	4,596,579
1.00% 2/15/49	1,964,135	2,227,642

	Principal Amount	Value
U.S. Treasury Inflation Indexed Notes:
0.25% 7/15/29	$5,018,750	$5,061,057
0.375% 7/15/25 to 7/15/27	5,068,601	5,145,675
0.625% 1/15/26	7,967,077	8,172,843
0.75% 7/15/28	5,836,178	6,128,523
0.875% 1/15/29	5,551,892	5,892,283
U.S. Treasury Notes:
1.50% 9/30/24	21,000,000	20,870,391
1.625% 10/31/26 to 8/15/29	13,434,000	13,276,478
1.75% 6/30/22 to 7/31/24	16,246,800	16,327,469
1.875% 7/31/22	11,399,900	11,479,165
2.00% 12/31/21 to 5/31/24	41,133,500	41,586,820
2.125% 12/31/22 to 5/31/26	62,403,600	63,767,314
2.50% 1/31/21 to 2/28/26	43,480,000	45,049,248
2.75% 7/31/23	1,549,700	1,611,628
2.875% 9/30/23	11,482,700	12,014,672
3.125% 11/15/28	19,135,700	21,277,254

TOTAL U.S. TREASURY OBLIGATIONS (Cost $307,571,331)		317,171,893

U.S Government Agency – Mortgage Securities – 22.0%
Fannie Mae – 8.6%
2.50% 1/1/22 to 11/1/34	8,377,322	8,462,445
3.00% 9/1/32 to 10/1/49	16,975,487	17,386,664
3.50% 9/1/34 to 11/1/49	16,176,114	16,916,585
4.00% 1/1/42 to 11/1/49	19,494,878	20,523,422
4.50% 8/1/33 to 9/1/49	10,002,354	10,711,606
5.00% 2/1/38 to 1/1/44	1,102,031	1,207,071
5.50% 6/1/38 to 5/1/44	267,662	300,256

TOTAL FANNIE MAE		75,508,049

Freddie Mac – 4.8%
2.50% 3/1/22 to 9/1/34	4,176,349	4,222,027
3.00% 10/1/31 to 10/1/49	5,541,154	5,705,246
3.50% 3/1/32 to 10/1/49	13,933,410	14,577,094
4.00% 5/1/37 to 10/1/48	15,169,894	15,835,358
4.50% 1/1/42 to 12/1/48	1,982,171	2,122,407
5.00% 2/1/38	155,458	170,892
5.50% 6/1/41	30,909	34,815

TOTAL FREDDIE MAC		42,667,839

Ginnie Mae – 6.9%
3.00% 12/20/42 to 2/20/48	3,290,636	3,395,473
3.00% 12/1/49 (c)	9,500,000	9,763,477
3.50% 12/20/41 to 7/20/48	13,059,191	13,655,880
3.50% 12/1/49 (c)	11,675,000	12,066,295
4.00% 10/20/40 to 4/20/48	9,799,976	10,361,053
4.00% 12/1/49 (c)	4,600,000	4,776,453
4.50% 4/20/35 to 12/20/48	5,331,001	5,644,922

13

Schedule of Investments (Unaudited) – continued

U.S Government Agency - Mortgage Securities – continued

	Principal Amount	Value

GINNIE MAE – continued
5.00% 4/20/48	$1,069,576	$1,148,832

TOTAL GINNIE MAE		60,812,385

Uniform Mortgage Backed Securities – 1.7%
3.00% 12/1/34 to 12/1/49 (c)	6,225,000	6,331,619
3.50% 12/1/49 (c)(f)	8,150,000	8,366,484

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		14,698,103

TOTAL U.S GOVERNMENT AGENCY – MORTGAGE SECURITIES (Cost $191,653,221)		193,686,376

Asset-Backed Securities – 2.9%
AASET Trust Series 2017-1A, Class A 3.967% 5/16/42 (a)	897,303	906,145
AASET Trust Series 2019-1, Class A 3.844% 5/15/39 (a)	414,253	417,411
AASET Trust Series 2019-2, Class A:
3.376% 3.376% 10/16/39 (a)	755,749	752,018
4.458% 4.458% 10/16/39 (a)	248,275	247,087
AIMCO CLO Ltd. Series 2019-10A, Class A 3 Month U.S. LIBOR + 1.320% 3.618% 7/22/32 (a)(b)(d)	630,000	629,639
AMMC CLO XI Ltd. Series 2012-11A, Class A1R2 1 Month U.S. LIBOR + 1.010% 2.946% 4/30/31 (a)(b)(d)	2,400,000	2,361,686
Apollo Aviation Securitization Equity Trust Series 2018-1A, Class A 3.844% 1/16/38 (a)	210,850	211,961
Ares LIV CLO Ltd. Series 2019-54A, Class A 1 Month U.S. LIBOR + 1.320% 3.166% 10/15/32 (a)(b)(d)	674,000	674,000
Ares XLI CLO Ltd. Series 2016-41A, Class AR 3 Month U.S. LIBOR + 1.200% 3.201% 1/15/29 (a)(b)(d)	755,000	753,821
Beechwood Park CLO Ltd. Series 2019-1A, Class A1 3 Month U.S. LIBOR + 1.330% 1.00% 1/17/33 (a)(b)(c)(d)	400,000	400,000
Blackbird Capital Aircraft Lease Securitization Ltd. Series 2016-1A, Class A 4.213% 12/16/41 (a)	306,948	315,419
Castlelake Aircraft Securitization Trust Series 2018-1, Class A 4.125% 6/15/43 (a)	369,708	376,833
Castlelake Aircraft Securitization Trust Series 2019-1A, Class A 3.967% 4/15/39 (a)	1,583,689	1,609,794

	Principal Amount	Value
Castlelake Aircraft Securitization Trust Series 2019-1A, Class B 5.095% 4/15/39 (a)	$236,937	$240,448
Cedar Funding X CLO Ltd. Series 2019-10A, Class A 3 Month U.S. LIBOR + 1.340% 3.471% 10/20/32 (a)(b)(d)	506,000	505,413
Cedar Funding XI CLO Ltd. Series 2019-11A, Class A1A 3 month U.S. LIBOR + 1.350% 3.467% 5/29/32 (a)(b)(d)	307,000	306,846
DB Master Finance LLC Series 2017-1A, Class A2I 3.629% 11/20/47 (a)	1,322,020	1,343,133
DB Master Finance LLC Series 2017-1A, Class A2II 4.03% 11/20/47 (a)	286,160	295,841
Dryden CLO Ltd. Series 2019-72A, Class A 3 month U.S. LIBOR + 1.330% 3.24% 5/15/32 (a)(b)(d)	503,000	502,960
Dryden CLO Ltd. Series 2019-76A, Class A1 3 Month U.S. LIBOR + 1.330% 3.264% 10/20/32 (a)(b)(d)	250,000	250,187
Dryden Senior Loan Fund Series 2014-36A, Class AR2 3 month U.S. LIBOR + 1.280% 3.281% 4/15/29 (a)(b)(d)	664,000	663,828
Flatiron CLO Ltd. Series 2019-1A, Class A 3 Month U.S. LIBOR + 1.320% 3.215% 11/16/32 (a)(b)(d)	736,000	736,000
Horizon Aircraft Finance I Ltd.Series 2018-1, Class A 4.458% 12/15/38 (a)	229,797	237,713
Horizon Aircraft Finance II Ltd. Series 2019-1, Class A 3.721% 7/15/39 (a)	294,257	297,487
Madison Park Funding X Ltd. Series 2012-10A, Class AR2 3 month U.S. LIBOR + 1.220% 3.186% 1/20/29 (a)(b)(d)	255,000	254,886
Madison Park Funding XXXIII Ltd. Series 2019-33A, Class A 3 Month U.S. LIBOR + 1.330% 3.174% 10/15/32 (a)(b)(d)	339,000	339,000
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class A1 3 month U.S. LIBOR + 1.300% 3.603% 7/15/32 (a)(b)(d)	628,000	627,645
Magnetite XXI Ltd. Series 2019-21A, Class A 3 month U.S. LIBOR + 1.280% 3.246% 4/20/30 (a)(b)(d)	456,000	455,869
Magnetite XXIII Ltd. Series 2019-23A, Class A 3 Month U.S. LIBOR + 1.300% 3.17% 10/25/32 (a)(b)(d)	1,200,000	1,200,000

14

Asset-Backed Securities – continued

	Principal Amount	Value
Magnetite XXIV Ltd. Series 2019-24A, Class A 3 Month U.S. LIBOR + 1.330% 1.00% 1/15/33 (a)(b)(d)	$515,000	$515,000
Niagara Park CLO Ltd. Series 2019-1A, Class A 3 month U.S. LIBOR + 1.300% 3.302% 7/17/32 (a)(b)(d)	628,000	627,675
Planet Fitness Master Issuer LLC Series 2019-1A, Class A2 3.858% 12/5/49 (a)	578,000	580,890
Project Silver Series 2019-1, Class A 3.967% 7/15/44 (a)	532,974	539,018
Thunderbolt Aircraft Lease Ltd. Series 2017-A, Class A 4.212% 5/17/32 (a)	177,354	181,788
Thunderbolt II Aircraft Lease Ltd. Series 2018-A, Class A 4.147% 9/15/38 (a)	2,733,500	2,798,677
Thunderbolt III Aircraft Lease Ltd. Series 2019-1, Class A 3.671% 11/15/39 (a)	986,000	982,013
VERDE CLO Ltd. Series 2019-1A, Class A 3 month U.S. LIBOR + 1.350% 3.351% 4/15/32 (a)(b)(d)	536,000	535,722
Voya CLO 2019-2 Ltd. Series 2019-2A, Class A 3 Month U.S. LIBOR + 1.270% 3.523% 7/20/32 (a)(b)(d)	679,000	678,625

TOTAL ASSET-BACKED SECURITIES (Cost $25,284,992)		25,352,478

Collateralized Mortgage Obligations – 2.2%

PRIVATE SPONSOR – 2.2%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ANM 3.112% 11/5/32 (a)	496,000	510,870
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class BNM 3.465% 11/5/32 (a)	111,000	114,330
Benchmark Mortgage Trust Series 2018-B8, Class A5 4.232% 1/15/52	429,000	485,572
BX Commercial Mortgage Trust Series 2018-IND, Class F 1 Month U.S. LIBOR + 1.800% 3.565% 11/15/35 (a)(b)(d)	136,487	136,829
BX Commercial Mortgage Trust Series 2019-IMC, Class A 1 Month U.S. LIBOR + 1.000% 2.765% 4/15/34 (a)(b)(d)	500,000	500,418

	Principal Amount	Value
BX Commercial Mortgage Trust Series 2019-IMC, Class B 1 Month U.S. LIBOR + 1.300% 3.065% 4/15/34 (a)(b)(d)	$1,917,000	$1,916,997
BX Commercial Mortgage Trust Series 2019-IMC, Class C 1 Month U.S. LIBOR + 1.600% 3.365% 4/15/34 (a)(b)(d)	210,000	210,000
BX Commercial Mortgage Trust Series 2019-IMC, Class D 1 Month U.S. LIBOR + 1.900% 3.665% 4/15/34 (a)(b)(d)	220,000	220,688
BX Commercial Mortgage Trust Series 2019-XL, Class B 1 Month U.S. LIBOR + 1.080% 2.845% 10/15/36 (a)(b)(d)	1,364,000	1,364,851
BX Commercial Mortgage Trust Series 2019-XL, Class C 1 Month U.S. LIBOR + 1.250% 3.015% 10/15/36 (a)(b)(d)	458,000	458,143
BX Commercial Mortgage Trust Series 2019-XL, Class D 1 Month U.S. LIBOR + 1.450% 3.215% 10/15/36 (a)(b)(d)	648,000	648,406
BX Commercial Mortgage Trust Series 2019-XL, Class E 1 Month U.S. LIBOR + 1.800% 3.565% 10/15/36 (a)(b)(d)	3,911,000	3,914,676
BX Trust Series 2018-EXCL, Class D 1 Month U.S. LIBOR + 2.625% 4.39% 9/15/37 (a)(b)(d)	128,849	128,876
CHC Commercial Mortgage Trust Series 2019-CHC, Class A 1 Month U.S. LIBOR + 1.120% 2.885% 6/15/34 (a)(b)(d)	827,000	828,432
CHC Commercial Mortgage Trust Series 2019-CHC, Class B 1 Month U.S. LIBOR + 1.500% 3.265% 6/15/34 (a)(b)(d)	163,000	163,101
CHC Commercial Mortgage Trust Series 2019-CHC, Class C 1 Month U.S. LIBOR + 1.750% 3.515% 6/15/34 (a)(b)(d)	184,000	184,114
Citigroup Commercial Mortgage Trust Series 2018-C6, Class A4 4.412% 11/10/51	78,000	88,967
Commercial Mortgage Trust Series 2018-C14, Class A4 4.422% 11/15/51 (b)	204,000	231,938
CSMC Trust Series 2017-PFHP, Class D 1 Month U.S. LIBOR + 2.250% 4.015% 12/15/30 (a)(b)(d)	809,000	808,492
CSMC Trust Series 2018-SITE, Class A 4.284% 4/15/36 (a)	287,000	303,373

15

Schedule of Investments (Unaudited) – continued

Collateralized Mortgage Obligations – continued

	Principal Amount	Value
PRIVATE SPONSOR – continued
CSMC Trust Series 2018-SITE, Class B 4.535% 4/15/36 (a)	$100,000	$105,805
CSMC Trust Series 2018-SITE, Class C 4.782% 4/15/36 (a)(b)	100,000	105,388
CSMC Trust Series 2018-SITE, Class D 4.782% 4/15/36 (a)(b)	118,000	122,432
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class CFX 4.95% 7/5/33 (a)	50,000	53,498
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class DFX 5.35% 7/5/33 (a)	76,000	81,501
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class EFX 5.542% 7/5/33 (a)	105,000	111,461
Morgan Stanley Capital I Trust Series 2018-BOP, Class B 1 month U.S. LIBOR + 1.250% 3.015% 8/15/33 (a)(b)(d)	299,000	299,000
Morgan Stanley Capital I Trust Series 2018-BOP, Class C 1 month U.S. LIBOR + 1.500% 3.265% 8/15/33 (a)(b)(d)	721,000	720,999
Morgan Stanley Capital I Trust Series 2018-H4, Class A4 4.31% 12/15/51	721,000	817,610
Morgan Stanley Capital I Trust Series 2019-MEAD, Class A 3.17% 11/10/36 (a)	1,076,000	1,109,092
Morgan Stanley Capital I Trust Series 2019-MEAD, Class B 3.177% 11/10/36 (a)	155,000	158,148
Morgan Stanley Capital I Trust Series 2019-MEAD, Class C 3.177% 11/10/36 (a)	149,000	149,988
MSCG Trust Series 2016-SNR, Class A 3.46% 11/15/34 (a)(b)	17,449	17,525
MSCG Trust Series 2016-SNR, Class B 4.181% 11/15/34 (a)	61,200	62,014
MSCG Trust Series 2016-SNR, Class C 5.205% 11/15/34 (a)	43,350	44,321
RETL Series 2019-RVP, Class C 1 month U.S. LIBOR + 2.100% 3.865% 3/15/36 (a)(b)(d)	1,939,000	1,946,263
Wells Fargo Commercial Mortgage Trust Series 2018-C48, Class A5 4.302% 1/15/52	511,000	577,498

TOTAL PRIVATE SPONSOR		19,701,616

	Principal Amount	Value
U.S. GOVERNMENT AGENCY – 0.0%
Ginnie Mae Series 2015-H21, Class JA 2.50% 6/20/65 (g)	$22,977	$22,974

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $19,484,973)		19,724,590

Foreign Government and Government Agency Obligations – 0.5%
Argentine Republic Government International Bond:
5.875% 1/11/28	1,324,000	525,628
6.875% 4/22/21	650,000	291,688
Brazilian Government International Bond 4.625% 1/13/28	1,028,000	1,095,463
Dominican Republic International Bond:
5.95% 1/25/27 (a)	1,550,000	1,683,687
6.00% 7/19/28 (a)	400,000	437,000
Dominican Republic International Bond (Reg. S) 5.500% 1/27/25	400,000	425,125

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,079,919)		4,458,591

Municipal Securities – 0.4%
Chicago Gen. Oblig. (Taxable Proj.) Series 2011-C1, 7.781% 1/1/35	90,000	111,925
Illinois Gen. Oblig. Series 2003:
4.95% 6/1/23	837,818	875,922
5.10% 6/1/33	1,670,000	1,797,388
State of California:
7.30% 10/1/39	450,000	692,383
7.50% 4/1/34	100,000	152,143

TOTAL MUNICIPAL SECURITIES (Cost $3,361,114)		3,629,761

Bank Loan Obligations – 0.0%

ENERGY – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Gavilan Resources, LLC 2nd Lien Term Loan 3 Month U.S. LIBOR + 6.000% 7.702% 3/1/24 (b)(d)	475,000	166,250

16

Bank Loan Obligations – continued

	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Sanchez Energy Corp DIP New Money Term Loan 3 Month U.S. LIBOR + 8.000% 10.00% 5/11/20 (b)(d)(h)(i)	$131,975	$131,975

TOTAL ENERGY		298,225

TOTAL BANK LOAN OBLIGATIONS (Cost $341,068)		298,225

Common Stocks – 0.0%

	Shares
COMMUNICATION SERVICES – 0.0%
Media – 0.0%
DISH Network Corp. rights 12/9/19 (Cost $0)	349	237

Money Market Fund – 3.7%

Fidelity Cash Central Fund, 1.61% (j) (Cost $32,693,948)	32,688,846	32,695,383

TOTAL INVESTMENT IN SECURITIES – 105.0% (Cost $901,236,967)		925,599,293

NET OTHER ASSETS (LIABILITIES) – (5.0%)		(43,699,246)

NET ASSETS – 100.0%		$881,900,047

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $136,405,556 or 15.5% of net assets.

(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

(e)	Security is perpetual in nature with no stated maturity date.

(f)	A portion of the security sold on a delayed delivery basis.

(g)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(h)	Level 3 security.

(i)	Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $94,268 and $94,268, respectively.

(j)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$179,795

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are

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Schedule of Investments (Unaudited) – continued

valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Credit Risk

The Fund may invest a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

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